[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

June 30, 2001

Merrill Lynch
World Income
Fund, Inc.

www.mlim.ml.com

                      MERRILL LYNCH WORLD INCOME FUND, INC.

Officers and
Directors

Terry K. Glenn, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Joseph L. May, Director
Andre F. Perold, Director
Roberta Cooper Ramo, Director
Vincent T. Lathbury III, Senior Vice President
Romualdo Roldan, Vice President
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

Portfolio Information
As of June 30, 2001

The quality ratings* of securities in the Fund as of June 30, 2001 were as follows:

--------------------------------------------------------------------------------
                                                                      Percent of
S&P Rating/Moody's Rating                                  Long-Term Investments
--------------------------------------------------------------------------------
BBB/Baa ..................................................                 15.1%
BB/Ba ....................................................                 42.6
B/B ......................................................                 31.7
CCC/Caa or Lower .........................................                  5.6
NR (Not Rated) ...........................................                  5.0
--------------------------------------------------------------------------------

* In cases where bonds are rated differently by Standard & Poor's Corp. and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.

                                                                      Percent of
Ten Largest Countries                                               Market Value
--------------------------------------------------------------------------------
United States ............................................                 42.6%
Mexico ...................................................                 13.4
Brazil ...................................................                  7.0
Argentina ................................................                  6.8
Russia ...................................................                  5.8
China ....................................................                  3.6
Colombia .................................................                  2.6
Venezuela ................................................                  2.3
Canada ...................................................                  2.3
Luxembourg ...............................................                  2.2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Average Portfolio Maturity ...............................             10 Years
--------------------------------------------------------------------------------

                            Merrill Lynch World Income Fund, Inc., June 30, 2001

DEAR SHAREHOLDER

Bond Market Review

The first half of 2001 was a generally dismal period for US and foreign stock markets. Signals of a global slowdown in economic growth were numerous and seen in declining corporate earnings expectations. Gross domestic product (GDP) growth was an anemic 1.3% in the first quarter of 2001 and 0.7% in the second quarter. In response to weaker economic activity, the Federal Reserve Board eased monetary policy aggressively. During the six months ended June 30, 2001, the Federal Reserve Board lowered short-term interest rates 2.75% in six steps to stimulate the US economy. The comprehensive tax cut passed by the US Congress and signed into law this spring should also have a stimulative effect on the economy.

Nevertheless, there is widespread uncertainty as to the expected path of economic activity. Factors seen as depressants include low consumer saving rates and high levels of borrowing relative to disposable income. These factors, as well as declining consumer wealth resulting from lower stock prices, could weaken consumer spending. Another potential depressant is business capital spending. The most conspicuous example of excessive spending by business in recent years was in the telecommunications and Internet industry where excessive optimism and low cost capital resulted in extreme overspending on infrastructure. Spending on technology, much of which related to communications, was also heavy and may be adjusted downward during 2002. Aggregate overspending by business could further slow overall economic activity. Wall Street's economic consensus was initially overly optimistic forecasting recovery in the fall, while currently predicting recovery in the fourth quarter of 2001 or early 2002. Until there is a sense that the US economy has bottomed out and that the economy and corporate earnings are recovering, we believe that the markets will struggle.

Given the dramatic decline in short-term interest rates year-to-date, it is remarkable that the performance of longer-dated Treasury securities was so poor. Normally, long-term bonds rally strongly in anticipation of and during short-term interest rate declines as witnessed during the first half of 2001. Generally, US Treasury and high-quality corporate bonds perform well in low-inflation recessionary environments. The Consumer Price Index rose at a moderate 3.2% during the last 12 months and the core rate, excluding food and energy, rose 2.7%. Leading indexes of inflation point to flat-to-lower levels in the future. The poor performance of equities makes a good deal more sense as valuation was at the high end of the historic range and corporate earnings were poor. Lower-quality bonds share investment characteristics of both high-grade bonds and equities. The fixed coupon that provides stable income is a very positive characteristic when short-term interest rates are falling, as this allows investors to lock in an interest rate. On the other hand, similar to equities, corporate earnings are important in appraising the value of corporate bonds. In periods of economic weakness and declining corporate profits, credit conditions worsen and defaults rise. Therefore, US high-yield and emerging markets performed well in an environment of mixed fundamentals. Returns were good in both markets, particularly relative to equities and high-grade bonds. However, the credit problems in telecommunications inhibited overall returns in the high-yield market. Excluding media and telecommunications, high-yield bonds returned +9.96% through June 30, 2001 compared to +4.3% for the full Credit Suisse First Boston (CSFB) High Yield Index.

For the six-month period ended June 30, 2001, various asset classes had the following returns as measured by these unmanaged indexes:

-------------------------------------------------------------------------------
Index                                                                    Return
-------------------------------------------------------------------------------
10-Year US Treasury                                                        -0.5%
J.P. Morgan Emerging Market
  Bond Plus                                                                +5.5
CSFB High Yield                                                            +4.3
S&P 500                                                                    -6.7
-------------------------------------------------------------------------------

For the six months ended June 30, 2001, Merrill Lynch World Income Fund Inc.'s Class A, Class B, Class C and Class D Shares had returns of +6.21%, +5.98%, +5.96% and +6.07%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.)

Investment Outlook

Our outlook on the US high-yield market is positive. Our view is based on the following major points:

o Valuation remains quite compelling. The yield on the CSFB High Yield Index at June 30, 2001 was 13% and the spread from US Treasury securities was slightly more than 8%. This spread can be expressed as a 150% risk premium over Treasury securities of comparable maturity and is quite wide historically. While default rates are also high, these risks seem thoroughly discounted in bond prices. In fact, we believe bond prices currently reflect a more dire outlook than is warranted.

o In our view, there is a high-yield bond underwriting cycle. Credit quality has tended to deteriorate late in the cycle when demand is strong and cannot be met with sound credits. Deterioration in this cycle occurred in the 1996-1998 time frame and included many telecommunications issues that defaulted or may be likely to default soon. We are well into the liquidation phase of this cycle with credit problems thoroughly reflected in prices. A new cycle of good-quality, attractively priced new issues has replaced the poor underwritings and is likely to continue for at least several years. This implies that a cycle of above-average returns will replace the poor returns recorded during the past few years.

o Interest in fixed-income products was lackluster over the past few years as the dramatically better returns provided in equities captured the attention of investors. We believe that this lack of demand depressed bond prices and the trend is reversing as a weak and volatile equity market reminded investors of risk. If our analysis of this trend is correct, it suggests improvement in demand for bonds and higher-investment returns.

o We believe the macroeconomic outlook is relatively favorable for bonds. Despite a significant decline in short-term interest rates this year, we anticipate some further modest decline in the third quarter of 2001. The economic outlook remains cloudy and some sense that the deterioration in global economies has bottomed may well be necessary to sustain a high-yield market rally. While the timing of this bottom is impossible to predict, we expect it to occur this year.

Emerging Market Investments

For the six months ended June 30, 2001, emerging markets produced excellent returns despite problems in Turkey and Argentina. The excellent performance in Mexico and Russia was countervailing. In general, we believe yield spreads will contract in this sector because the current environment of falling interest rates and improved liquidity usually encourage investors to lower quality and reach for yield. However, Argentina's problems are proving difficult to surmount. Therefore, we reduced the Fund's exposure to emerging markets during the last six months and underweighted Argentina and Brazil.

The possibility of an Argentinean default this year cannot be dismissed and carries the risk of sharply negative returns primarily in Latin American assets, but much less so for investments in other regions of the world. Indeed, the duration and intensity of the financial contagion on bond prices that may take place in a default is likely to be limited: market flows should favor countries deemed to be economically and financially stronger, such as Mexico, Russia, other oil producers and other traditionally less correlated countries. In other words, prices are likely to decouple and some countries will play a safe-haven role. Also, it is likely that International Monetary Fund (IMF) financial assistance will be available to countries that have been pursuing sound economic policies--chiefly Brazil--limiting the potential damage to prices. The IMF is well-prepared, through newly instituted lending programs, to assist countries unduly affected by external financial events to avoid the repetition of widespread financial contagion that took place in the past.

High-Yield Investments

During the six months ended June 30, 2001, the US high-yield allocation moved higher with proceeds derived primarily from emerging market sovereigns. We added BBB-rated/BB-rated, Tricon Global Restaurant, yielding 9.0%; Briggs & Stratton, yielding 9.2%; AES Corporation, yielding 8.9%; and Mission Energy Holdings, yielding 14.0%. The B-rated additions included Emmis Escrow Corp., zero


                                     2 & 3

                            Merrill Lynch World Income Fund, Inc., June 30, 2001

coupon bonds yielding 12.5%; Del Monte Corporation, yielding 9.3%; Alliant Techsystems Inc., yielding 8%; and NTL (Delaware) Incorporated, yielding 16.1%. The yields on all these purchases seemed generous relative to credit quality and are call protected for at least five years. We sold two oil and gas production companies and a hospital management company as we believed the sectors were overvalued. We also sold a forest product company, Container Corporation of America, because its 2003 maturity provided limited upside price potential. Positions in six emerging market corporate bonds were trimmed to improve portfolio diversification. Particular industry sectors of the corporate market that we found attractive included: US and emerging market wireless telecommunications/tower companies and emerging market and European cable companies. Among sovereign emerging markets, we are overweighted in Russia and Mexico and considerably underweighted in Argentina.

Portfolio Matters

The composition of the Fund defined by asset class at December 31, 2000 and June 30, 2001 is as follows:

--------------------------------------------------------------------------------
                                                    12/31/00           6/30/01
--------------------------------------------------------------------------------
US High Yield                                          37%               45%
Emerging Markets--
  Sovereign                                            37                30
Emerging Corporates                                    19                18
European/Canadian
  High Yield                                            7                 7
--------------------------------------------------------------------------------

As the mandate of the Fund is to generate above-average current income, our investments are high-yielding corporate bonds and below investment-grade sovereign bonds denominated in US dollars. The US high-yield bond market is the largest source of corporate bonds. High-yield bonds, issued by Canadian and European companies, are a secondary source. Since there is essentially negligible sovereign risk, the characteristics and volatilities are similar to US high-yield bonds. Corporate bonds domiciled in countries with bond ratings below investment-grade are generally rated no higher than the country in which they are domiciled, a long-standing policy of rating agencies. These companies frequently possess investment characteristics similar to investment-grade corporate bonds in the United States, and the volatility of emerging market corporate bonds is primarily linked to movements in the corresponding sovereign bonds.

While allocation between these asset categories can be used to enhance the Fund's returns, we rely at least equally on bond selection. We look for issues that are undervalued relative to underlying credit quality and have desirable technical characteristics such as maturity and call protection.

In Conclusion

We appreciate your ongoing investment in Merrill Lynch World Income Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Vincent T. Lathbury III

Vincent T. Lathbury III
Senior Vice President and
Co-Portfolio Manager


/s/ Romualdo Roldan

Romualdo Roldan
Vice President and
Co-Portfolio Manager

August 7, 2001

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                                     4 & 5

                            Merrill Lynch World Income Fund, Inc., June 30, 2001

PERFORMANCE DATA (concluded)

Average Annual Total Return

                                                % Return Without  % Return With
                                                  Sales Charge    Sales Charge**
================================================================================
Class A Shares+*
================================================================================
One Year Ended 6/30/01                                +5.53%          +1.31%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                              +0.97           +0.14
--------------------------------------------------------------------------------
Ten Years Ended 6/30/01                               +5.07           +4.64
--------------------------------------------------------------------------------
 + Performance results for per share net asset value of Class A Shares prior to November 18, 1991 are for the period when the Fund was closed-end.
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                     % Return        % Return
                                                   Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 6/30/01                                +4.89%          +1.08%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                              +0.21           +0.21
--------------------------------------------------------------------------------
Inception (11/18/91) through 6/30/01                  +3.36           +3.36
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                       % Return       % Return
                                                     Without CDSC   With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 6/30/01                                +4.84%          +3.89%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                              +0.16           +0.16
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/01                  +2.41           +2.41
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 6/30/01                                +5.27%          +1.06%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                              +0.71           -0.11
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/01                  +2.99           +2.36
--------------------------------------------------------------------------------
 *    Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Recent Performance Results*

                                                                               Ten Years/
                                                6 Month        12 Month      Since Inception
As of June 30, 2001                          Total Return    Total Return     Total Return
=============================================================================================
MLWorld Income Fund, Inc. Class A Shares          +6.21%          +5.53%         +64.00%
---------------------------------------------------------------------------------------------
MLWorld Income Fund, Inc. Class B Shares          +5.98           +4.89          +37.40
---------------------------------------------------------------------------------------------
MLWorld Income Fund, Inc. Class C Shares          +5.96           +4.84          +17.27
---------------------------------------------------------------------------------------------
MLWorld Income Fund, Inc. Class D Shares          +6.07           +5.27          +21.75
=============================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/since inception periods are ten years for Class A Shares, from 11/18/91 for Class B Shares and from 10/21/94 for Class C & Class D Shares.

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                         Face                                                                             Percent of
AFRICA       Industries                 Amount                 Fixed-Income Investments                           Value   Net Assets
====================================================================================================================================
Nigeria      Foreign Government    US$ 1,500,000   Central Bank of Nigeria 'WW', Par, 6.25% due 11/15/2020++  $   957,090       0.6%
             Obligations
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Nigeria                      957,090       0.6
====================================================================================================================================
                                          Shares
                                           Held                        Warrants
====================================================================================================================================
Nigeria      Energy                        1,500   Nigeria Oil (Warrants) (a)                                           0       0.0
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in African Securities (Cost--$942,457)       957,090       0.6
====================================================================================================================================
                                           Face
EUROPE                                    Amount               Fixed-Income Investments
====================================================================================================================================
Bulgaria                                           Republic of Bulgaria Series A (b)++:
             Foreign                                 6.313% due 7/28/2024                                         669,375       0.4
             Government              US$ 850,000     Front-Loaded Interest Rate Reduction Bonds, 3%
             Obligations                 450,000                                        due 7/28/2012             363,938       0.2
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Bulgaria                   1,033,313       0.6
====================================================================================================================================
Luxembourg   Wireless                  4,000,000   Millicom International Cellular, 11.834%* due 6/01/2006      3,440,000       2.1
             Communications--
             International
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Luxembourg                 3,440,000       2.1
====================================================================================================================================
Netherlands  Cable--                   2,500,000   United Pan-Europe Communications, 11.25% due 11/01/2009        925,000       0.6
             International
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in the Netherlands              925,000       0.6
====================================================================================================================================
Poland       Foreign                     500,000   Republic of Poland, 6% due 10/27/2014                          492,500       0.3
             Government
             Obligations
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Poland                       492,500       0.3
====================================================================================================================================
Russia       Foreign                               Russian Federation Bonds:
             Government                3,200,000     8.75% due 7/24/2005                                        2,976,000       1.9
             Obligations              12,900,000     (Regulation S), 5% due 3/31/2030                           6,075,900       3.8
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Russia                     9,051,900       5.7
====================================================================================================================================
Turkey       Foreign                               Republic of Turkey:
             Government                1,200,000     12.375% due 6/15/2009                                      1,092,000       0.7
             Obligations               1,900,000     11.875% due 1/15/2030                                      1,591,250       1.0
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Turkey                     2,683,250       1.7
====================================================================================================================================


                                     6 & 7

                            Merrill Lynch World Income Fund, Inc., June 30, 2001

EUROPE                                   Face                                                                             Percent of
(concluded)  Industries                 Amount                 Fixed-Income Investments                         Value     Net Assets
====================================================================================================================================
United       Industrials           US$ 2,500,000   Energis PLC, 9.75% due 6/15/2009                           $ 2,175,000       1.4%
Kingdom
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in the United Kingdom         2,175,000       1.4
====================================================================================================================================
                                                                   Convertible Bonds
====================================================================================================================================
Ireland      Health Services             500,000  +Phoenix Shannon PLC, 9.50% due 11/01/2000 (c)                    5,000       0.0
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Convertible Bonds in Ireland                               5,000       0.0
====================================================================================================================================
                                                   Total Investments in European Securities
                                                   (Cost--$20,459,252)                                         19,805,963      12.4
====================================================================================================================================
LATIN
AMERICA                                                        Fixed-Income Investments
====================================================================================================================================
Argentina    Cable--                   3,500,000   Cablevision SA, 13.75% due 5/01/2009                         2,467,500       1.6
             International
             -----------------------------------------------------------------------------------------------------------------------
             Foreign                               Republic of Argentina (b)++:
             Government                1,184,000     5.563% due 3/31/2005                                         970,880       0.6
             Obligations               5,550,000     6% due 3/31/2023                                           3,496,500       2.2
                                                                                                              -----------     -----
                                                                                                                4,467,380       2.8
             -----------------------------------------------------------------------------------------------------------------------
             Transportation            5,000,000   Autopistas del Sol SA, 10.25% due 8/01/2009 (c)              3,700,000       2.3
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Argentina                 10,634,880       6.7
====================================================================================================================================
Brazil       Broadcasting--            3,000,000   Globo Comunicacoes e Participacoes, Ltd., 10.50%
             Radio & Television                    due 12/20/2006(c)                                            2,565,000       1.6
             -----------------------------------------------------------------------------------------------------------------------
             Foreign                               Republic of Brazil:
             Government                1,600,000     9.625% due 7/15/2005                                       1,500,000       1.0
             Obligations               3,010,932     11% due 8/17/2040                                          2,231,101       1.4
                                       1,280,000     (Bearer), 5.438% due 4/15/2006                             1,140,000       0.7
                                       3,078,525     'C', 8% due 4/15/2014 (b)++                                2,278,108       1.4
                                       1,900,000     Par Z, 6% due 4/15/2024 (b)++                              1,254,000       0.8
                                                                                                              -----------     -----
                                                                                                                8,403,209       5.3
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Brazil                    10,968,209       6.9
====================================================================================================================================
Colombia     Foreign                     750,000   Republic of Colombia, 10.50% due 6/13/2006                     772,500       0.5
             Government
             Obligations
             -----------------------------------------------------------------------------------------------------------------------
             Utilities                 3,846,400   TransGas de Occidente SA, 9.79% due 11/01/2010 (c)           3,307,904       2.1
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Colombia                   4,080,404       2.6
====================================================================================================================================
Ecuador      Foreign                   2,750,000   Republic of Ecuador, 4% due 8/15/2030                        1,182,500       0.7
             Government
             Obligations
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Ecuador                    1,182,500       0.7
====================================================================================================================================
Mexico       Conglomerates             2,500,000   Dine, SA de CV, 8.75% due 10/15/2007                         2,375,000       1.5
             -----------------------------------------------------------------------------------------------------------------------
             Foreign                               United Mexican States:
             Government                  250,000     9.875% due 2/01/2010                                         273,500       0.2
             Obligations               6,128,000     8.125% due 12/30/2019                                      5,790,960       3.6
                                       1,000,000     'W-A', 6.25% due 12/31/2019++                                922,880       0.6
                                       1,820,000     'W-B', 6.25% due 12/31/2019++                              1,679,642       1.0
                                                                                                              -----------     -----
                                                                                                                8,666,982       5.4
             -----------------------------------------------------------------------------------------------------------------------
             Metals & Mining           3,000,000   Grupo Minero Mexico SA, 8.25% due 4/01/2008                  2,520,000       1.6
             -----------------------------------------------------------------------------------------------------------------------
             Transportation            4,000,000   TFM, SA de CV, 13.896%* due 6/15/2009                        3,440,000       2.2
             -----------------------------------------------------------------------------------------------------------------------
             Utilities                 2,706,958   Monterrey Power, SA de CV, 9.625% due 11/15/2009 (c)         2,835,538       1.8
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Mexico                    19,837,520      12.5
====================================================================================================================================
Panama       Foreign                   1,070,000   Panama, Front-Loaded Interest Rate Reduction Bonds,
             Government                            4.50% due 7/17/2014++                                          961,192       0.6
             Obligations
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Panama                       961,192       0.6
====================================================================================================================================
Peru         Foreign                   1,270,000   Republic of Peru, Front-Loaded Interest Rate Reduction
             Government                            Bonds, 4% due 3/07/2017 (b)++                                  790,575       0.5
             Obligations
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Peru                         790,575       0.5
====================================================================================================================================
Venezuela    Foreign                               Republic of Venezuela:
             Government                1,547,600     DCB, 4.75% due 12/18/2007 (b)++                            1,309,564       0.8
             Obligations                 571,400     Front-Loaded Interest Rate Reduction Bonds 'A',
                                                     5.688% due 3/31/2007++                                       479,619       0.3
                                       2,575,000     'W-A', 9.25% due 9/15/2027                                 1,776,750       1.1
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Venezuela                  3,565,933       2.2
====================================================================================================================================
                                        Shares
                                         Held                           Rights
====================================================================================================================================
Mexico       Foreign                   4,948,000   United Mexican States (Value Recovery Rights) (d)               48,490       0.0
             Government
             Obligations
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Rights in Mexico                                          48,490       0.0
====================================================================================================================================
                                                   Total Investments in Latin American Securities
                                                   (Cost--$51,609,218)                                         52,069,703      32.7
====================================================================================================================================
MIDDLE                                   Face
EAST                                    Amount                 Fixed-Income Investments
====================================================================================================================================
Qatar        Foreign                 US$ 700,000   State of Qatar, 9.75% due 6/15/2030                            795,994       0.5
             Government
             Obligations
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in the Middle East
                                                   (Cost--$748,020)                                               795,994       0.5
====================================================================================================================================


                                     8 & 9

                            Merrill Lynch World Income Fund, Inc., June 30, 2001

NORTH                                    Face                                                                             Percent of
AMERICA      Industries                 Amount                 Fixed-Income Investments                         Value     Net Assets
====================================================================================================================================
Canada       Paper                  C$ 4,000,000   Doman Industries Limited, 8.75% due 3/15/2004              $ 2,460,000       1.5%
             -----------------------------------------------------------------------------------------------------------------------
             Wireless                  3,000,000   Microcell Telecommunications, 0/11.125%** due 10/15/2007     1,087,243       0.7
             Communications--
             International
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Canada                     3,547,243       2.2
====================================================================================================================================
United
States       Aerospace & Defense   US$ 2,500,000   Alliant TechSystems Inc., 8.50% due 5/15/2011 (c)            2,525,000       1.6
             -----------------------------------------------------------------------------------------------------------------------
             Automotive                2,500,000   Federal-Mogul Corporation, 7.375% due 1/15/2006                387,500       0.2
             -----------------------------------------------------------------------------------------------------------------------
             Broadcasting--            6,500,000   Emmis Escrow Corp., 12.50% due 3/15/2011 (c)                 3,672,500       2.3
             Radio & Television
             -----------------------------------------------------------------------------------------------------------------------
             Cable Television          3,000,000   Century Communications Corporation, 9.50% due 3/01/2005      2,962,500       1.9
             -----------------------------------------------------------------------------------------------------------------------
             Chemicals                 2,500,000   ISP ChemCo., 10.25% due 7/01/2011 (c)                        2,500,000       1.6
             -----------------------------------------------------------------------------------------------------------------------
             Communications            5,000,000   Impsat Corp., 12.375% due 6/15/2008                          1,650,000       1.0
             -----------------------------------------------------------------------------------------------------------------------
             Consumer Products         3,000,000   Corning Consumer Products, 9.625% due 5/01/2008                480,000       0.3
             -----------------------------------------------------------------------------------------------------------------------
             Consumer Services         5,000,000   Protection One Alarm Monitoring, 8.125% due 1/15/2009        2,800,000       1.7
             -----------------------------------------------------------------------------------------------------------------------
             Foods                     2,000,000   Del Monte Corporation, 9.25% due 5/15/2011 (c)               2,040,000       1.3
             -----------------------------------------------------------------------------------------------------------------------
             Gaming                    6,027,000   GB Property Funding Corp., 11% due 9/29/2005                 5,665,380       3.6
                                       2,500,000   Harrah's Operating Co. Inc., 7.875% due 12/15/2005           2,540,625       1.6
                                         483,906   Jazz Casino Company LLC, 6.54% due 3/30/2008                   406,481       0.2
                                                                                                              -----------     -----
                                                                                                                8,612,486       5.4
             -----------------------------------------------------------------------------------------------------------------------
             Health Care               3,000,000   Fresenius Medical Capital Trust I, 9% due 12/01/2006         3,052,500       1.9
                                       2,500,000   Kinetic Concepts, Inc., 9.625% due 11/01/2007                2,300,000       1.5
                                                                                                              -----------     -----
                                                                                                                5,352,500       3.4
             -----------------------------------------------------------------------------------------------------------------------
             Hotels                    3,000,000   HMH Properties, Inc., Series B, 7.875% due 8/01/2008         2,880,000       1.8
             -----------------------------------------------------------------------------------------------------------------------
             Machinery                 2,500,000   Briggs & Stratton, 8.875% due 3/15/2011 (c)                  2,525,000       1.6
             -----------------------------------------------------------------------------------------------------------------------
             Metals & Mining           3,000,000   Kaiser Aluminum & Chemical Corp., 12.75% due 2/01/2003       2,670,000       1.7
             -----------------------------------------------------------------------------------------------------------------------
             Packaging                 3,000,000   Owens-Illinois Inc., 7.15% due 5/15/2005                     2,295,000       1.4
             -----------------------------------------------------------------------------------------------------------------------
             Printing & Publishing     3,000,000   Primedia, Inc., 7.625% due 4/01/2008                         2,700,000       1.7
             -----------------------------------------------------------------------------------------------------------------------
             Restaurants               2,500,000   Tricon Global Restaurant, 8.875% due 4/15/2011               2,562,500       1.6
             -----------------------------------------------------------------------------------------------------------------------
             Supermarkets              2,367,000   Pueblo Xtra International Inc., 9.50% due 8/01/2003            426,060       0.3
             -----------------------------------------------------------------------------------------------------------------------
             Telephone                             American Tower Corporation:
             Communications            1,250,000     9.375% due 2/01/2009                                       1,165,625       0.7
                                         750,000     9.375% due 2/01/2009 (c)                                     699,375       0.5
                                       3,000,000   NTL (Delaware) Incorporated, 5.75% due 12/15/2009              982,500       0.6
                                       2,000,000   Nextel Communications, Inc., 9.375% due 11/15/2009           1,585,000       1.0
                                                                                                              -----------     -----
                                                                                                                4,432,500       2.8
             -----------------------------------------------------------------------------------------------------------------------
             Utilities                 2,500,000   AES Corporation, 8.75% due 6/15/2008                         2,456,250       1.5
                                       3,000,000   Mission Energy Holdings, 13.50% due 7/15/2008                2,955,000       1.9
                                                                                                              -----------     -----
                                                                                                                5,411,250       3.4
             -----------------------------------------------------------------------------------------------------------------------
             Wireless                  4,000,000   Nextel International Inc., 12.75% due 8/01/2010              1,160,000       0.7
             Communications--
             International
             -----------------------------------------------------------------------------------------------------------------------
                                                    Total Fixed-Income Investments in the United States         60,044,796      37.7
====================================================================================================================================
                                                                   Convertible Bonds
====================================================================================================================================
United
States       Health Services           2,000,000   Thermolase Corp., 4.375% due 8/05/2004 (c)                   1,835,000       1.2
             -----------------------------------------------------------------------------------------------------------------------
             Industrial--Services      1,000,000   Thermo Fibertek Inc., 4.50% due 7/15/2004 (c)                  918,750       0.6
                                       1,063,000   Thermo TerraTech, Inc., 4.625% due 5/01/2003 (c)             1,023,137       0.6
                                                                                                              -----------     -----
                                                                                                                1,941,887       1.2
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Convertible Bonds in the United States                 3,776,887       2.4
====================================================================================================================================
                                        Shares               Convertible Preferred Stocks,
                                         Held                  Common Stocks & Warrants
====================================================================================================================================
United
States       Broadcasting--Cable          78,128  +On Command Corporation                                         317,981       0.2
                                          43,675   On Command Corporation (Warrants) (a)                           27,952       0.0
                                                                                                              -----------     -----
                                                                                                                  345,933       0.2
             -----------------------------------------------------------------------------------------------------------------------
             Conglomerates               100,500  +Overhill Corporation                                            65,325       0.0
             -----------------------------------------------------------------------------------------------------------------------
             Gaming                       10,255  +JCC Holding Company (Class A)                                   46,147       0.0
             -----------------------------------------------------------------------------------------------------------------------
             Miscellaneous               294,521  +GB Holdings Inc.                                             1,767,126       1.1
             Materials & Commodities
             -----------------------------------------------------------------------------------------------------------------------
             Recreational Vehicles        10,000  +Fleetwood Capital Trust, 6% (Convertible) (c)                  228,750       0.2
             -----------------------------------------------------------------------------------------------------------------------
             Steel                        50,000   Rouge Industries, Inc. (Class A)                               111,500       0.1
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Convertible Preferred Stocks,
                                                   Common Stocks & Warrants in the United States                2,564,781       1.6
====================================================================================================================================
                                                   Total Investments in North American Securities
                                                   (Cost--$90,444,070)                                         69,933,707      43.9
====================================================================================================================================
PACIFIC                                  Face
BASIN/ASIA                              Amount                 Fixed-Income Investments
====================================================================================================================================
China        Transportation        US$ 6,620,000  +Cathay International Ltd., 13.50% due 4/15/2008 (c)          2,648,000       1.7
                                       3,000,000   GS Superhighway Holdings, 9.875% due 8/15/2004               2,910,000       1.8
                                                                                                              -----------     -----
                                                                                                                5,558,000       3.5
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in China                      5,558,000       3.5
====================================================================================================================================
Indonesia    Paper                     5,000,000  +Indah Kiat International Finance, 12.50% due 6/15/2006       1,350,000       0.8
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in Indonesia                  1,350,000       0.8
====================================================================================================================================


                                    10 & 11

                            Merrill Lynch World Income Fund, Inc., June 30, 2001

SCHEDULE OF INVESTMENTS (concluded)

PACIFIC
BASIN/ASIA                               Face                                                                             Percent of
(concluded)  Industries                 Amount                 Fixed-Income Investments                         Value     Net Assets
====================================================================================================================================
Philippines  Foreign Government      US$ 850,000   Republic of the Philippines, 9.875% due 1/15/2019            $ 739,500       0.5%
             Obligations
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed-Income Investments in the Philippines              739,500       0.5
====================================================================================================================================
                                                   Total Investments in the Pacific Basin/Asian Securities
                                                   (Cost--$15,016,325)                                          7,647,500       4.8
====================================================================================================================================
SHORT-TERM
SECURITIES                                                               Issue
====================================================================================================================================
             Commercial Paper****      3,519,000   General Motors Acceptance Corp., 4.13% due 7/02/2001         3,519,000       2.2
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Commercial Paper                        3,519,000       2.2
             -----------------------------------------------------------------------------------------------------------------------
             Foreign Government   Mxp 10,494,840   Mexican Cetes, 14.701% due 3/20/2002                         1,067,212       0.7
             Obligations****
             -----------------------------------------------------------------------------------------------------------------------
                                                   Total Investments in Federal Government Obligations          1,067,212       0.7
====================================================================================================================================
                                                   Total Investments in Short-Term Securities
                                                   (Cost--$4,543,471)                                           4,586,212       2.9
====================================================================================================================================
             Total Investments (Cost--$183,762,813)                                                           155,796,169      97.8
             Unrealized Depreciation on Forward Foreign Exchange Contracts***                                     (60,129)      0.0
             Other Assets Less Liabilities                                                                      3,576,783       2.2
                                                                                                             ------------     ------
             Net Assets                                                                                      $159,312,823     100.0%
                                                                                                             ============     ======
------------------------------------------------------------------------------------------------------------------------------------

        +   Non-income producing security.
       ++   Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
        *   Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
       **   Represents a step bond. The interest rate on a step bond represents the fixed rate of interest that will commence its accrual on a predetermined date until maturity.
      ***   Forward foreign exchange contracts as of June 30, 2001 were as follows:

--------------------------------------------------------------------------------
Foreign                                                        Unrealized
Currency Sold               Expiration Date                   Depreciation
--------------------------------------------------------------------------------
C$ 2,250,000                  August 2001                       $(21,983)
C$ 2,279,000                September 2001                       (38,146)
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts--Net
(US$ Commitment--$2,921,294)                                    $(60,129)
                                                                ========
--------------------------------------------------------------------------------

      **** Commercial Paper and certain Foreign Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rate paid at the time of purchase by the Fund.
       (a) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
       (b)  Floating rate note.
       (c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
       (d)  The rights may be exercised until 12/31/2019.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                As of June 30, 2001
====================================================================================================================================
Assets:         Investments, at value (identified cost--$183,762,813) .............................                 $ 155,796,169
                Foreign cash ......................................................................                     1,901,251
                Receivables:
                  Interest ........................................................................  $   3,843,565
                  Securities sold .................................................................      3,143,896
                  Capital shares sold .............................................................         32,245      7,019,706
                                                                                                     -------------
                Prepaid registration fees and other assets ........................................                       150,020
                                                                                                                    -------------
                Total assets ......................................................................                   164,867,146
                                                                                                                    -------------
====================================================================================================================================
Liabilities:    Unrealized depreciation on forward foreign exchange contracts .....................                        60,129
                Payables:
                  Securities purchased ............................................................      4,139,927
                  Custodian bank ..................................................................        684,147
                  Dividends to shareholders .......................................................        232,076
                  Capital shares redeemed .........................................................        204,528
                  Distributor .....................................................................         76,375
                  Investment adviser ..............................................................         74,687      5,411,740
                                                                                                     -------------
                Accrued expenses and other liabilities ............................................                        82,454
                                                                                                                    -------------
                Total liabilities .................................................................                     5,554,323
                                                                                                                    -------------
====================================================================================================================================
Net Assets:     Net assets ........................................................................                 $ 159,312,823
                                                                                                                    =============
====================================================================================================================================
Net Assets      Class A Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized ...                 $     603,060
Consist of:     Class B Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized ...                     1,918,011
                Class C Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized ...                        40,169
                Class D Shares of Common Stock, $.10 par value, 1,000,000,000 shares authorized ...                       180,734
                Paid-in capital in excess of par ..................................................                   395,539,688
                Accumulated realized capital losses on investments and foreign currency
                  transactions--net .................................................................                (210,942,926)
                Unrealized depreciation on investments and foreign currency transactions--net .....                   (28,025,913)
                                                                                                                    -------------
                Net assets ........................................................................                 $ 159,312,823
                                                                                                                    =============
====================================================================================================================================
Net Asset       Class A--Based on net assets of $35,055,460 and 6,030,599 shares outstanding ......                 $        5.81
Value:                                                                                                              =============
                Class B--Based on net assets of $111,422,293 and 19,180,112 shares outstanding ....                 $        5.81
                                                                                                                    =============
                Class C--Based on net assets of $2,332,047 and 401,685 shares outstanding .........                 $        5.81
                                                                                                                    =============
                Class D--Based on net assets of $10,503,023 and 1,807,340 shares outstanding ......                 $        5.81
                                                                                                                    =============
====================================================================================================================================

See Notes to Financial Statements.


                                    12 & 13

                            Merrill Lynch World Income Fund, Inc., June 30, 2001

STATEMENT OF OPERATIONS

                For the Six Months Ended June 30, 2001
====================================================================================================================================
Investment      Interest and discount earned ......................................................                 $   9,467,805
Income:         Dividends .........................................................................                        84,490
                                                                                                                    -------------
                Total income ......................................................................                     9,552,295
                                                                                                                    -------------
====================================================================================================================================
Expenses:       Investment advisory fees ..........................................................  $     501,064
                Account maintenance and distribution fees--Class B ................................        447,616
                Professional fees .................................................................        116,592
                Transfer agent fees--Class B ......................................................        111,721
                Accounting services ...............................................................         57,102
                Printing and shareholder reports ..................................................         35,689
                Transfer agent fees--Class A ......................................................         28,627
                Registration fees .................................................................         17,851
                Account maintenance fees--Class D .................................................         11,144
                Account maintenance and distribution fees--Class C ................................          9,204
                Custodian fees ....................................................................          8,818
                Directors' fees and expenses ......................................................          7,395
                Transfer agent fees--Class D ......................................................          7,098
                Pricing fees ......................................................................          3,019
                Transfer agent fees--Class C ......................................................          2,092
                Other .............................................................................          7,702
                                                                                                     -------------
                Total expenses ....................................................................                     1,372,734
                                                                                                                    -------------
                Investment income--net ............................................................                     8,179,561
                                                                                                                    -------------
====================================================================================================================================
Realized &      Realized gain (loss) from:
Unrealized Gain   Investments--net ................................................................     (3,019,136)
(Loss) on         Foreign currency transactions--net ..............................................        144,783     (2,874,353)
Investments &                                                                                        -------------
Foreign         Change in unrealized appreciation/depreciation on:
Currency          Investments--net ................................................................      4,804,365
Transactions--    Foreign currency transactions--net ..............................................       (114,001)     4,690,364
Net:                                                                                                 -------------  -------------
                Net Increase in Net Assets Resulting from Operations ..............................                 $   9,995,572
                                                                                                                    =============

====================================================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      For the Six      For the
                                                                                                     Months Ended    Year Ended
                                                                                                       June 30,     December 31,
                Increase (Decrease) in Net Assets:                                                       2001           2000
====================================================================================================================================
Operations:     Investment income--net ............................................................  $   8,179,561  $  19,301,247
                Realized loss on investments and foreign currency transactions--net ...............     (2,874,353)   (14,228,456)
                Change in unrealized appreciation/depreciation on investments and foreign
                  currency transactions--net ......................................................      4,690,364     (3,540,493)
                                                                                                     -------------  -------------
                Net increase in net assets resulting from operations ..............................      9,995,572      1,532,298
                                                                                                     -------------  -------------
====================================================================================================================================
Dividends to    Investment income--net:
Shareholders:     Class A .........................................................................     (1,890,539)    (4,468,483)
                  Class B .........................................................................     (5,725,578)   (14,029,807)
                  Class C .........................................................................       (109,785)      (208,268)
                  Class D .........................................................................       (453,659)      (594,689)
                                                                                                     -------------  -------------
                Net decrease in net assets resulting from dividends to shareholders ...............     (8,179,561)   (19,301,247)
                                                                                                     -------------  -------------
====================================================================================================================================
Capital Share   Net decrease in net assets derived from capital share transactions ................    (11,352,872)   (65,630,447)
Transactions:                                                                                        -------------  -------------
====================================================================================================================================
Net Assets:     Total decrease in net assets ......................................................     (9,536,861)   (83,399,396)
                Beginning of period ...............................................................    168,849,684    252,249,080
                                                                                                     -------------  -------------
                End of period .....................................................................  $ 159,312,823  $ 168,849,684
                                                                                                     =============  =============
====================================================================================================================================

See Notes to Financial Statements.


                                    14 & 15

                            Merrill Lynch World Income Fund, Inc., June 30, 2001

FINANCIAL HIGHLIGHTS

                                                                                                    Class A
                    The following per share data and ratios              ----------------------------------------------------------
                    have been derived from information provided          For the Six              For the Year Ended
                    in the financial statements.                         Months Ended                 December 31,
                                                                           June 30,   ---------------------------------------------
                    Increase (Decrease) in Net Asset Value:                  2001        2000        1999         1998        1997
====================================================================================================================================
Per Share           Net asset value, beginning of period .............   $    5.76    $    6.29   $    6.14   $    8.83   $    8.94
Operating                                                                ---------    ---------   ---------   ---------   ---------
Performance:        Investment income--net ...........................         .30          .60         .54         .71         .64
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ...........         .05         (.53)        .15       (2.69)       (.11)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Total from investment operations .................         .35          .07         .69       (1.98)        .53
                                                                         ---------    ---------   ---------   ---------   ---------
                    Less dividends:
                      Investment income--net .........................        (.30)        (.60)       (.27)       (.68)       (.61)
                      Return of capital--net .........................          --           --        (.27)       (.03)       (.03)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Total dividends ..................................        (.30)        (.60)       (.54)       (.71)       (.64)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Net asset value, end of period ...................   $    5.81    $    5.76   $    6.29   $    6.14   $    8.83
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================
Total Investment    Based on net asset value per share ...............       6.21%+       1.02%      11.95%     (23.43%)      6.15%
Return:**                                                                =========    =========   =========   =========   =========
====================================================================================================================================
Ratios to Average   Expenses .........................................       1.06%*        .93%        .93%        .81%        .76%
Net Assets:                                                              =========    =========   =========   =========   =========
                    Investment income--net ...........................      10.38%*       9.77%       8.90%       9.36%       7.21%
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .........   $  35,056    $  36,629   $  53,515   $  78,528   $ 161,347
Data:                                                                    =========    =========   =========   =========   =========
                    Portfolio turnover ...............................      47.20%       74.56%      37.04%     148.67%     217.60%
                                                                         =========    =========   =========   =========   =========

                                                                                                    Class B
                    The following per share data and ratios              ----------------------------------------------------------
                    have been derived from information provided          For the Six              For the Year Ended
                    in the financial statements.                         Months Ended                 December 31,
                                                                           June 30,   ---------------------------------------------
                    Increase (Decrease) in Net Asset Value:                  2001        2000        1999         1998        1997
====================================================================================================================================
Per Share           Net asset value, beginning of period .............   $    5.75    $    6.29   $    6.13   $    8.83   $    8.94
Operating                                                                ---------    ---------   ---------   ---------   ---------
Performance:        Investment income--net ...........................         .28          .55         .49         .65         .57
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ...........         .06         (.54)        .16       (2.70)       (.11)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Total from investment operations .................         .34          .01         .65       (2.05)        .46
                                                                         ---------    ---------   ---------   ---------   ---------
                    Less dividends:
                      Investment income--net .........................        (.28)        (.55)       (.25)       (.62)       (.54)
                      Return of capital--net .........................          --           --        (.24)       (.03)       (.03)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Total dividends ..................................        (.28)        (.55)       (.49)       (.65)       (.57)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Net asset value, end of period ...................   $    5.81    $    5.75   $    6.29   $    6.13   $    8.83
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================
Total Investment    Based on net asset value per share ...............       5.98%+        .07%      11.27%     (24.15%)      5.34%
Return:**                                                                =========    =========   =========   =========   =========
====================================================================================================================================
Ratios to Average   Expenses .........................................       1.84%*       1.71%       1.71%       1.59%       1.53%
Net Assets:                                                              =========    =========   =========   =========   =========
                    Investment income--net ...........................       9.59%*       8.98%       8.12%       8.56%       6.43%
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .........   $ 111,422    $ 122,767   $ 189,572   $ 283,018   $ 641,242
Data:                                                                    =========    =========   =========   =========   =========
                    Portfolio turnover ...............................      47.20%       74.56%      37.04%     148.67%     217.60%
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================

                                                                                                    Class C
                    The following per share data and ratios              ----------------------------------------------------------
                    have been derived from information provided          For the Six              For the Year Ended
                    in the financial statements.                         Months Ended                 December 31,
                                                                           June 30,   ---------------------------------------------
                    Increase (Decrease) in Net Asset Value:                  2001        2000        1999         1998        1997
====================================================================================================================================
Per Share           Net asset value, beginning of period .............   $    5.75    $    6.28   $    6.13   $    8.82   $    8.93
Operating                                                                ---------    ---------   ---------   ---------   ---------
Performance:        Investment income--net ...........................         .28          .55         .49         .65         .56
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ...........         .06         (.53)        .15       (2.69)       (.11)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Total from investment operations .................         .34          .02         .64       (2.04)        .45
                                                                         ---------    ---------   ---------   ---------   ---------
                    Less dividends:
                    Investment income--net ...........................        (.28)        (.55)       (.25)       (.62)       (.53)
                    Return of capital--net ...........................          --           --        (.24)       (.03)       (.03)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Total dividends ..................................        (.28)        (.55)       (.49)       (.65)       (.56)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Net asset value, end of period ...................   $    5.81    $    5.75   $    6.28   $    6.13   $    8.82
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================
Total Investment    Based on net asset value per share ...............       5.96%+        .18%      11.04%     (24.11%)      5.28%
Return:**                                                                =========    =========   =========   =========   =========
====================================================================================================================================
Ratios to Average   Expenses .........................................       1.89%*       1.76%       1.76%       1.64%       1.58%
Net Assets:                                                              =========    =========   =========   =========   =========
                    Investment income--net ...........................       9.54%*       8.95%       8.07%       8.53%       6.41%
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .........   $   2,332    $   2,163   $   2,771   $   4,370   $  11,738
Data:                                                                    =========    =========   =========   =========   =========
                    Portfolio turnover ...............................      47.20%       74.56%      37.04%     148.67%     217.60%
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================

       *    Annualized.
      **    Total investment returns exclude the effects of sales charges.
       +    Aggregate total investment return.

      See Notes to Financial Statements.


                                    16 & 17

                            Merrill Lynch World Income Fund, Inc., June 30, 2001

FINANCIAL HIGHLIGHTS (concluded)

                                                                                                    Class D
                    The following per share data and ratios              ----------------------------------------------------------
                    have been derived from information provided          For the Six              For the Year Ended
                    in the financial statements.                         Months Ended                 December 31,
                                                                           June 30,   ---------------------------------------------
                    Increase (Decrease) in Net Asset Value:                  2001        2000        1999         1998        1997
====================================================================================================================================
Per Share           Net asset value, beginning of period .............   $    5.76    $    6.29   $    6.13   $    8.83   $    8.94
Operating                                                                ---------    ---------   ---------   ---------   ---------
Performance:        Investment income--net ...........................         .30          .58         .53         .69         .61
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net ...........         .05         (.53)        .16       (2.70)       (.11)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Total from investment operations .................         .35          .05         .69       (2.01)        .50
                                                                         ---------    ---------   ---------   ---------   ---------
                    Less dividends:
                      Investment income--net .........................        (.30)        (.58)       (.27)       (.66)       (.58)
                      Return of capital ..............................          --           --        (.26)       (.03)       (.03)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Total dividends ..................................        (.30)        (.58)       (.53)       (.69)       (.61)
                                                                         ---------    ---------   ---------   ---------   ---------
                    Net asset value, end of period ...................   $    5.81    $    5.76   $    6.29   $    6.13   $    8.83
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================
Total Investment    Based on net asset value per share ...............       6.07%+        .77%      11.86%     (23.75%)      5.88%
Return:**                                                                =========    =========   =========   =========   =========
====================================================================================================================================
Ratios to Average   Expenses .........................................       1.32%*       1.18%       1.18%       1.06%       1.01%
Net Assets:                                                              =========    =========   =========   =========   =========
                    Investment income--net ...........................      10.18%*       9.60%       8.66%       9.12%       6.97%
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================
Supplemental        Net assets, end of period (in thousands) .........   $  10,503    $   7,291   $   6,391   $   8,148   $  15,072
Data:                                                                    =========    =========   =========   =========   =========
                    Portfolio turnover ...............................      47.20%       74.56%      37.04%     148.67%     217.60%
                                                                         =========    =========   =========   =========   =========
====================================================================================================================================

  *   Annualized.
 **   Total investment returns exclude the effects of sales charges.
  +   Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch World Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a


                                    18 & 19

                            Merrill Lynch World Income Fund, Inc., June 30, 2001
specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends from net investment income, excluding transaction gains/losses, are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(i) Short sales--When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the proceeds received.

(j) Custodian Bank--The Fund recorded an amount payable to the custodian bank reflecting an overdraft which resulted from failing trades which settled the next day.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of
 .60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                          Account         Distribution
                                      Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ............................       .25%              .50%
Class C ............................       .25%              .55%
Class D ............................       .25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended June 30, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                         FAMD         MLPF&S
--------------------------------------------------------------------------------
Class A ............................     $165         $2,069
Class D ............................     $  6         $  481
--------------------------------------------------------------------------------

For the six months ended June 30, 2001, MLPF&S received contingent deferred sales charges of $68,498 and $156 relating to transactions in Class B and Class C Shares, respectively.

During the six months ended June 30, 2001, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $145 for security price quotations to compute the net asset value of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Prior to January 1, 2001, FAM provided accounting services to the Fund at its cost and the Fund reimbursed FAM for these services. FAM continues to provide certain accounting services to the Fund. The Fund reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Fund reimbursed FAM an aggregate of $8,247 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, FAMD, PSI, FDS, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $74,915,315 and $91,218,478, respectively.


                                    20 & 21

                            Merrill Lynch World Income Fund, Inc., June 30, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

Net realized gains (losses) for the six months ended June 30, 2001 and unrealized gains (losses) as of June 30, 2001 were as follows:

-------------------------------------------------------------------------------
                                                Realized            Unrealized
                                              Gains (Losses)      Gains (Losses)
-------------------------------------------------------------------------------
Investments:
  Long-term ...........................        $(3,019,136)        $(28,009,385)
  Short-term ..........................                 --               42,741
                                               -----------         ------------
Total investments .....................         (3,019,136)         (27,966,644)
                                               -----------         ------------
Currency transactions:
  Foreign currency transactions .......                323                  860
  Forward foreign
  exchange contracts ..................            144,460              (60,129)
                                               -----------         ------------
Total currency transactions ...........            144,783              (59,269)
                                               -----------         ------------
Total .................................        $(2,874,353)        $(28,025,913)
                                               ===========         ============
-------------------------------------------------------------------------------

As of June 30, 2001, net unrealized depreciation for Federal income tax purposes aggregated $27,966,644, of which $6,125,837 related to appreciated securities and $34,092,481 related to depreciated securities. The aggregate cost of investments at June 30, 2001 for Federal income tax purposes was $183,762,813.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $11,352,872 and $65,630,447 for the six months ended June 30, 2001 and for the year ended December 31, 2000, respectively.

Transactions in shares of capital for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended June 30, 2001                               Shares               Amount
-------------------------------------------------------------------------------
Shares sold ...........................            152,821         $    910,368
Shares issued to shareholders
in reinvestment of dividends ..........             87,786              516,020
                                               -----------         ------------
Total issued ..........................            240,607            1,426,388
Shares redeemed .......................           (572,352)          (3,382,320)
                                               -----------         ------------
Net decrease ..........................           (331,745)        $ (1,955,932)
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended December 31, 2000                           Shares               Amount
-------------------------------------------------------------------------------
Shares sold ...........................            186,457         $  1,152,638
Shares issued to shareholders
in reinvestment of dividends ..........            209,177            1,269,355
                                               -----------         ------------
Total issued ..........................            395,634            2,421,993
Shares redeemed .......................         (2,537,217)         (15,457,280)
                                               -----------         ------------
Net decrease ..........................         (2,141,583)        $(13,035,287)
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended June 30, 2001                               Shares               Amount
-------------------------------------------------------------------------------
Shares sold ...........................            260,344         $  1,535,416
Shares issued to shareholders
in reinvestment of dividends ..........            354,057            2,080,744
                                               -----------         ------------
Total issued ..........................            614,401            3,616,160
Automatic conversion of shares ........           (631,437)          (3,748,699)
Shares redeemed .......................         (2,140,535)         (12,626,371)
                                               -----------         ------------
Net decrease ..........................         (2,157,571)        $(12,758,910)
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended December 31, 2000                           Shares               Amount
-------------------------------------------------------------------------------
Shares sold ...........................            488,940         $  2,977,822
Shares issued to shareholders
in reinvestment of dividends ..........            871,764            5,286,545
                                               -----------         ------------
Total issued ..........................          1,360,704            8,264,367
Automatic conversion of shares ........           (640,151)          (3,905,356)
Shares redeemed .......................         (9,525,876)         (58,085,892)
                                               -----------         ------------
Net decrease ..........................         (8,805,323)        $(53,726,881)
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended June 30, 2001                               Shares               Amount
-------------------------------------------------------------------------------
Shares sold ...........................             58,267         $    346,704
Shares issued to shareholders
in reinvestment of dividends ..........              8,469               49,727
                                               -----------         ------------
Total issued ..........................             66,736              396,431
Shares redeemed .......................            (41,307)            (241,961)
                                               -----------         ------------
Net increase ..........................             25,429         $    154,470
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended December 31, 2000                           Shares               Amount
-------------------------------------------------------------------------------
Shares sold ...........................            109,841         $    661,625
Shares issued to shareholders
in reinvestment of dividends ..........             15,618               94,620
                                               -----------         ------------
Total issued ..........................            125,459              756,245
Shares redeemed .......................           (190,015)          (1,165,773)
                                               -----------         ------------
Net decrease ..........................            (64,556)        $   (409,528)
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended June 30, 2001                               Shares               Amount
-------------------------------------------------------------------------------
Shares sold ...........................             21,787         $    129,930
Automatic conversion of shares ........            631,437            3,748,699
Shares issued to shareholders
in reinvestment of dividends ..........             32,828              192,760
                                               -----------         ------------
Total issued ..........................            686,052            4,071,389
Shares redeemed .......................           (145,568)            (863,889)
                                               -----------         ------------

Net increase ..........................            540,484         $  3,207,500
                                               ===========         ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                            Dollar
Ended December 31, 2000                           Shares               Amount
-------------------------------------------------------------------------------
Shares sold ...........................             64,188         $    391,991
Automatic conversion of shares ........            640,143            3,905,356
Shares issued to shareholders
in reinvestment of dividends ..........             41,171              248,328
                                               -----------         ------------
Total issued ..........................            745,502            4,545,675
Shares redeemed .......................           (494,338)          (3,004,426)
                                               -----------         ------------
Net increase ..........................            251,164         $  1,541,249
                                               ===========         ============
-------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by FAM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended June 30, 2001.

6. Capital Loss Carryforward:

At December 31, 2000, the Fund had a net capital loss carryforward of approximately $207,617,000, of which $12,482,000 expires in 2002, $25,743,000 expires in 2003, $61,021,000 expires in 2006, $89,930,000 expires in 2007 and
$18,441,000 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


                                    22 & 23

[LOGO] Merrill Lynch  Investment Managers
                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch World Income Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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